Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Net Income Loss Per Share [Abstract]
Net Income					$ (3,559)	$ 1,233,352
Accretion of common stock to redemption value						(29,388,057)
Net loss including accretion of common stock to redemption value	$ 389,828	$ 26,439,946	$ 1,759,334	$ 26,653,781	$ (3,559)	$ (28,154,705)